Loans - Schedule of Loans Bank (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Bank [Abstract]
Balance	$ 2,043,471	$ 1,723,207	$ 1,666,930
Acquisition
Interest Paid	320,264
Interest Provision	$ 1,723,207	$ 56,277